Income Tax Expense	12 Months Ended
Dec. 31, 2019
Income Tax Expense
Income Tax Expense

14.	INCOME TAX EXPENSE

Year ended December 31
	2019	2018
Current tax (recovery) expense

Current year (recovery) expense	$–	$–
Current income tax (recovery) expense	$–	$–

Deferred income tax (recovery) expense

Current year (recovery) expense	$–	$–
Deferred income tax (recovery) expense	$–	$–

	Year ended December 31
Reconciliation of effective tax rate	2019	2018

Net loss	$(69,193)	$(15,957)
Total income tax (recovery) expense	–	–
Loss excluding income tax	(69,193)	(15,957)
Income tax recovery using the Company's domestic tax rate	(18,682)	(4,308)
Non-deductible expenses and other	1,375	(2,175)
Change in tax rates	–	–
Deferred income tax assets not recognized	17,307	6,483
	$–	$–

The Company's domestic tax rate for the year was 27% (2018 – 27%).

	December 31	December 31
Deferred income tax assets (liabilities)	2019	2018
Tax losses	$2,342	$2,140
Net deferred income tax assets	2,342	2,140
Resource property/investment in Pebble Partnership	(2,342)	(2,140)
Equipment	–	–
Net deferred income tax liability	$–	$–

The Group had the following temporary differences at December 31, 2019 in respect of which no deferred tax asset has been recognized:

		Resource
Expiry	Tax losses	pools	Other
Within one year	$–	$–	$–
One to five years	–	–	6,159
After five years	238,056	–	–
No expiry date	–	93,512	65
Total	$238,056	$93,512	$6,224

The Group has taxable temporary differences in relation to investments in foreign subsidiaries or branches of $8.2 million (2018 – $7.5 million) which has not been recognized because the Group controls the reversal of liabilities and it is expected it will not reverse in the foreseeable future.